Taxes on Income (Schedule of Reconciliation of Statutory Tax Expense to Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Loss before income taxes	$ (10,608)	$ (11,317)	$ (27,302)
Computed expected tax	(2,440)	(2,603)	(6,279)
Statutory rate differential		177	221
Other	(10)	0	203
Shared based compensation	433
Other	48
Prior years adjustments	(10)	814	10
Tax effect due to "Preferred Enterprise" status	1,911
Changes in valuation allowance	896
Income tax expense	$ 871	$ 2,391	$ (889)
Percent
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Other	0.00%
Shared based compensation	(4.00%)
Other	0.00%
Tax effect due to "Preferred Enterprise" status	(18.00%)
Changes in valuation allowance	(8.00%)
Income tax expense	(8.00%)
US federal jurisdiction
Amount
Statutory rate differential	$ (34)
State and local tax	119
Other	$ 5
Percent
Statutory rate differential	0.00%
State and local tax	(1.00%)
Other	(0.00%)
Other Foreign Jurisdictions
Amount
Other	$ (57)
Percent
Other	1.00%